EQUITY	6 Months Ended
Jun. 30, 2023
Equity
EQUITY

19.	EQUITY

(a)	Issued capital

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
June 30, 2023: 8,197,897*, (December 31, 2022: 40,948,082) common shares, no par value	450,782	450,782	62,146

	Number of shares	Share capital
		CNY	US$

As of January 1, 2022	40,948,082	450,782	62,146

Common shares issued through private placement	—	—	—

As of December 31, 2022 and January 1, 2023	40,948,082	450,782	62,146

Effect of Five-to-One Share Combination*	(32,750,185)	—	—

As of June 30, 2023	8,197,897	450,782	62,146

*	On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

(b)	Other capital reserves

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.